CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Fixed income from real estate rent	$ 12,479	$ 1,650	$ 272
Costs and expenses:
Cost of real estate operations	1,869	59	11
Real estate depreciation and amortization	2,153	695	115
General and administrative	3,057	1,502	1,175
Total costs and expenses	7,079	2,256	1,301
Operating income (loss)	5,400	(606)	(1,029)
Gain on bargain purchase (Note 1b(3))	4,412
Other income (loss) (Note 6)		(600)
Financial income (expenses), net (Note 12)	(7,481)	304	617
Income (loss) before taxes on income	2,331	(902)	(412)
Taxes on income (Note 10)	481	43
Net income (loss) from continuing operations	1,850	(945)	(412)
Net income (loss) from discontinued operations (Note 1c)	(51)	5,399	472
Net income	1,799	4,454	60
Net income attributable to non-controlling interest	2,038
Net income (loss) attributable to Optibase LTD	$ (239)	$ 4,454	$ 60
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per share from continuing operations	$ (0.01)	$ (0.06)	$ (0.02)
Basic and diluted net earnings (loss) per share from discontinued operations	$ 0.0	$ 0.33	$ 0.03
Basic and diluted net earnings (loss) per share	$ (0.01)	$ 0.27	$ 0.0
Weighted average number of shares used in computing basic and diluted net earnings (loss) per share:	18,209,676	16,554,870	16,533,586